Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Prepaid expenses, reversed	$ 76,538
Prepaid expenses, bad debt expense		$ 74,833